Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets from the company’s continuing operations consisted of the following as of June 30, 2024 and December 31, 2023:
	June 30, 2024	December 31, 2023
	(unaudited)

Computer Software	$36,928	$36,928
Trademark	2,350	2,350
Total	39,278	39,278
Less: accumulated amortization	(38,828)	(38,711)
Net	$450	$567